Finance Income and Costs - Summary of Analysis of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Interest income from financial institutions	€ 29	€ 39	€ 171
Other interest income	839	186	146
Total	€ 868	€ 225	€ 317